CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 258,793	$ 355,561
Short-term interest-bearing deposits	269,263	215,609
Marketable securities	195,886	176,070
Trade accounts receivable	128,401	126,966
Inventories	210,129	192,256
Other current assets	28,158	22,019
Total current assets	1,090,630	1,088,481
LONG-TERM INVESTMENTS	41,219	40,085
PROPERTY AND EQUIPMENT, NET	765,895	681,939
GOODWILL AND INTANGIBLE ASSETS, NET	16,298	17,281
DEFERRED TAX AND OTHER LONG-TERM ASSETS, NET	91,834	105,047
TOTAL ASSETS	2,005,876	1,932,833
CURRENT LIABILITIES
Current maturities of long-term debt	79,668	65,932
Trade accounts payable	154,517	119,199
Deferred revenue and customers' advances	8,455	10,322
Employee related liabilities	59,079	50,302
Other current liabilities	9,113	7,301
Total current liabilities	310,832	253,056
LONG-TERM DEBT	219,764	245,821
LONG-TERM CUSTOMERS' ADVANCES	27,570	28,196
EMPLOYEE RELATED LIABILITIES	14,970	13,285
DEFERRED TAX LIABILITY	40,075	45,238
OTHER LONG-TERM LIABILITIES	521	514
TOTAL LIABILITIES	613,732	586,110
THE COMPANY'S SHAREHOLDERS' EQUITY	1,398,009	1,354,547
Non-controlling interest	(5,865)	(7,824)
TOTAL SHAREHOLDERS' EQUITY	1,392,144	1,346,723
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 2,005,876	$ 1,932,833